RULE 24F-2 NOTICE
                                       FOR
                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I
               FILE NOS. 33-16708, 33-39171, 33-58504, 333-93709,
                       333-31972, 333-36260 AND 333-49128

Fiscal period for which notice is filed                                 12/31/01

Securities registered and unsold at the beginning
  of the fiscal year                                                           0

Securities registered during this year other than pursuant
  to Rule 24f-2                                                                0

Sale price of accumulation units sold during fiscal year
  ending December 31, 2001                                         $ 767,468,558

Aggregate sale price of accumulation units sold during the
  fiscal year ended December 31, 2001                              $ 767,468,558

Redemption price of accumulation units redeemed during the
  fiscal year ending December 31, 2001                             $ 364,051,877

Total amount upon which fee calculation is based                   $ 403,416,681

Fee submitted (.000092)
                                                                   $      37,114

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I
                                 BY JOHN OEHMKE

                                   JOHN OEHMKE
                   VICE PRESIDENT AND CHIEF FINANCIAL OFFICER